Average Annual Total Returns{- Fidelity Freedom Blend 2030 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-06 - Fidelity Freedom Blend 2030 Fund	Fidelity Freedom Blend 2030 Fund- Class K Return Before Taxes Past 1 year	Fidelity Freedom Blend 2030 Fund- Class K Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0203 Past 1 year	F0203 Since Inception
Total	11.16%	11.21%	[1]	28.71%	18.13%	[1]	11.17%	10.89%	[1]

[1]	(a)From August 31, 2018